Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000011390 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[1],[2]
C000011390 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%	[1],[2],[3]
C000011390 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1],[2]
C000011390 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1],[2]
C000011390 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1],[2]
C000011390 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1],[2]
C000011390 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1],[2]
C000011390 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
C000011390 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
C000011390 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
C000011390 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
C000011390 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000011390 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[1]
C000011390 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000011390 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments		[1],[4]
C000011390 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[1]
C000011390 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[1]
C000011390 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
C000011390 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
C000011390 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000011390 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000011390 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000011390 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000011390 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments		[1],[4]
C000052630 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[5],[6]
C000052630 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%	[5],[6],[7]
C000052630 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5],[6]
C000052630 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[5],[6]
C000052630 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[5],[6]
C000052630 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5],[6]
C000052630 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5],[6]
C000052630 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5],[6]
C000052630 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5],[6]
C000052630 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5],[6]
C000052630 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[5]
C000052630 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000052630 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[5]
C000052630 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000052630 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments		[5],[8]
C000052630 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[5]
C000052630 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[5]
C000052630 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[5]
C000052630 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[5]
C000052630 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000052630 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000052630 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000052630 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000052630 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments		[5],[8]
C000011387 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[9],[10]
C000011387 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%	[9],[10],[11]
C000011387 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[9],[10]
C000011387 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[9],[10]
C000011387 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[9],[10]
C000011387 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[9],[10]
C000011387 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9],[10]
C000011387 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9],[10]
C000011387 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9],[10]
C000011387 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9],[10]
C000011387 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[9]
C000011387 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9]
C000011387 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[9]
C000011387 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[9]
C000011387 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments		[9],[12]
C000011387 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[9]
C000011387 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[9]
C000011387 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[9]
C000011387 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[9]
C000011387 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000011387 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9]
C000011387 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000011387 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000011387 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments		[9],[12]
C000037618 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[13],[14]
C000037618 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%	[13],[14],[15]
C000037618 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[13],[14]
C000037618 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[13],[14]
C000037618 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[13],[14]
C000037618 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[13],[14]
C000037618 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[13],[14]
C000037618 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13],[14]
C000037618 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[13],[14]
C000037618 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13],[14]
C000037618 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[13]
C000037618 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[13]
C000037618 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[13]
C000037618 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[13]
C000037618 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments		[13],[16]
C000037618 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[13]
C000037618 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[13]
C000037618 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[13]
C000037618 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[13]
C000037618 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13]
C000037618 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[13]
C000037618 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000037618 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13]
C000037618 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments		[13],[16]
C000037620 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[17],[18]
C000037620 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%	[17],[18],[19]
C000037620 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[17],[18]
C000037620 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[17],[18]
C000037620 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[17],[18]
C000037620 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[17],[18]
C000037620 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[17],[18]
C000037620 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[17],[18]
C000037620 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[17],[18]
C000037620 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17],[18]
C000037620 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[17]
C000037620 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[17]
C000037620 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[17]
C000037620 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[17]
C000037620 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments		[17],[20]
C000037620 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[17]
C000037620 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[17]
C000037620 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[17]
C000037620 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[17]
C000037620 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17]
C000037620 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[17]
C000037620 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17]
C000037620 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000037620 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments		[17],[20]
C000052631 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[21],[22]
C000052631 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%	[21],[22],[23]
C000052631 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[21],[22]
C000052631 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[21],[22]
C000052631 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[21],[22]
C000052631 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[21],[22]
C000052631 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[21],[22]
C000052631 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[21],[22]
C000052631 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[21],[22]
C000052631 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[21],[22]
C000052631 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[21]
C000052631 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[21]
C000052631 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[21]
C000052631 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[21]
C000052631 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments		[21],[24]
C000052631 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[21]
C000052631 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[21]
C000052631 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[21]
C000052631 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[21]
C000052631 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[21]
C000052631 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[21]
C000052631 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[21]
C000052631 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[21]
C000052631 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments		[21],[24]
C000011391 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[25],[26]
C000011391 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%	[25],[26],[27]
C000011391 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[25],[26]
C000011391 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[25],[26]
C000011391 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[25],[26]
C000011391 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[25],[26]
C000011391 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[25],[26]
C000011391 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[25],[26]
C000011391 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[25],[26]
C000011391 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[25],[26]
C000011391 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[25]
C000011391 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[25]
C000011391 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[25]
C000011391 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[25]
C000011391 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments		[25],[28]
C000011391 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[25]
C000011391 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[25]
C000011391 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[25]
C000011391 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[25]
C000011391 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[25]
C000011391 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[25]
C000011391 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[25]
C000011391 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[25]
C000011391 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments		[25],[28]

[1]	Excludes short-term securities, options purchased, options written and TBA sale commitments.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[4]	Rounds to less than 0.1%.
[5]	Excludes short-term securities, options purchased, options written and TBA sale commitments.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[8]	Rounds to less than 0.1%.
[9]	Excludes short-term securities, options purchased, options written and TBA sale commitments.
[10]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[12]	Rounds to less than 0.1%.
[13]	Excludes short-term securities, options purchased, options written and TBA sale commitments.
[14]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[16]	Rounds to less than 0.1%.
[17]	Excludes short-term securities, options purchased, options written and TBA sale commitments.
[18]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[19]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[20]	Rounds to less than 0.1%.
[21]	Excludes short-term securities, options purchased, options written and TBA sale commitments.
[22]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[24]	Rounds to less than 0.1%.
[25]	Excludes short-term securities, options purchased, options written and TBA sale commitments.
[26]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[27]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[28]	Rounds to less than 0.1%.